Segment Information - Schedule of Net Sales by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Functional Amines [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Functional Amines [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Functional Amines [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Functional Amines [Member]	Dec. 31, 2012 Successor [Member] Operating Segments [Member] Functional Amines [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Specialty Amines [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Specialty Amines [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Specialty Amines [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Specialty Amines [Member]	Dec. 31, 2012 Successor [Member] Operating Segments [Member] Specialty Amines [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Crop Protection [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Crop Protection [Member]	Sep. 30, 2013 Successor [Member] Operating Segments [Member] Crop Protection [Member]	Sep. 30, 2012 Successor [Member] Operating Segments [Member] Crop Protection [Member]	Dec. 31, 2012 Successor [Member] Operating Segments [Member] Crop Protection [Member]	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]		Feb. 14, 2012 Predecessor [Member] Operating Segments [Member] Functional Amines [Member]	Dec. 31, 2011 Predecessor [Member] Operating Segments [Member] Functional Amines [Member]		Dec. 31, 2010 Predecessor [Member] Operating Segments [Member] Functional Amines [Member]		Feb. 14, 2012 Predecessor [Member] Operating Segments [Member] Specialty Amines [Member]	Dec. 31, 2011 Predecessor [Member] Operating Segments [Member] Specialty Amines [Member]		Dec. 31, 2010 Predecessor [Member] Operating Segments [Member] Specialty Amines [Member]		Feb. 14, 2012 Predecessor [Member] Operating Segments [Member] Crop Protection [Member]	Dec. 31, 2011 Predecessor [Member] Operating Segments [Member] Crop Protection [Member]		Dec. 31, 2010 Predecessor [Member] Operating Segments [Member] Crop Protection [Member]
Segment Reporting Information [Line Items]
Total Net Sales	$ 302	$ 284	$ 917	$ 711	$ 972	$ 133	$ 118	$ 410	$ 318	$ 437	$ 132	$ 130	$ 396	$ 302	$ 417	$ 37	$ 36	$ 111	$ 91	$ 118	$ 144 [1]	$ 1,123	[1]	$ 951	[1]	$ 64 [1]	$ 515	[1]	$ 465	[1]	$ 61 [1]	$ 460	[1]	$ 357	[1]	$ 19 [1]	$ 148	[1]	$ 129	[1]

[1]	No intersegment sales exist because the majority of the product is transferred at cost and is not sold between segments with a profit.